Comprehensive Income - Other Comprehensive (Loss) Income Included in Stockholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized holding gains (losses) on:
Available for sale securities, Pre-Tax	$ 7,773	$ (16,012)	$ 5,071
Derivatives, Pre-Tax	359	376	171
Reclassification adjustments for gains on available for sale securities, Pre-Tax	(578)	(1,661)	(1,671)
Other than temporary impairment, Pre-Tax		400
Other comprehensive income, Pre-Tax	7,554	(16,897)	3,571
Available for sale securities, tax benefit (expense)	(2,643)	5,444	(1,723)
Derivatives, tax benefit (expense)	(122)	(128)	(58)
Reclassification adjustments for gains on available for sale securities, tax benefit (expense)	197	565	567
Other than temporary impairment, benefit (expense)		(136)
Other comprehensive income, tax benefit (expense)	(2,568)	5,745	(1,214)
Available for sale securities, net of tax	5,130	(10,568)	3,348
Derivatives, net of tax	237	248	113
Reclassification adjustments for gains on available for sale securities, net of tax	(381)	(1,096)	(1,104)
Other than temporary impairment, net of tax		264
Other comprehensive income, net of tax	$ 4,986	$ (11,152)	$ 2,357